Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes Of Inventories [Abstract]
Inventories

17 Inventories

	2018 £m	2017 £m

Raw materials and consumables	3,049	3,027

Finished goods and work in progress	2,877	2,692

Goods purchased for resale	103	145

	6,029	5,864

Inventories pledged as security for liabilities amount to £7 million (2017: £7 million). Write-offs taken to other operating expenses in the Group income statement comprise £148 million (2017: £114 million; 2016: £127 million), including amounts relating to restructuring costs. Goods purchased for resale include Group brands produced under third party contract manufacturing arrangements.

	2018 £m	2017 £m

Raw materials and consumables	3,049	3,027

Finished goods and work in progress	2,877	2,692

Goods purchased for resale	103	145

	6,029	5,864